Income Taxes - Summary of Movement in Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets And Liabilities [Line Items]
Balance, beginning of year	$ 0	$ 0
Recognized in profit and loss	(7,342)	(7,914)
Recognized in other comprehensive income	7,342	7,914
Balance, end of year	$ 0	$ 0